N-4	Jun. 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	Jun. 01, 2026
Amendment Flag	false
Nationwide Destination Future
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Effective May 1, 2026, in Appendix A: Investment Options Available Under the Contract or Appendix A: Underlying Mutual Funds Available Under the Policy, the value in the Current Expenses cell for the following underlying mutual fund(s) is deleted and replaced as follows:
Underlying Mutual Fund	Current Expenses
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A	0.60%*

Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Underlying Mutual Fund	Current Expenses
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A	0.60%*

Nationwide Destination Future | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Relative Value Portfolio Class A
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A
Current Expenses [Percent]	0.60%